UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Small-Cap Value Fund	September 30, 2015

T. Rowe Price Small-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 96.0%		
CONSUMER DISCRETIONARY 11.2%		
Auto Components 1.5%		
Dorman Products (1)	945,900	48,137
Drew Industries	839,500	45,845
Fuel Systems Solutions (1)	477,900	2,308
Strattec Security (2)	210,953	13,303
		109,593
Distributors 0.8%		
Pool	666,200	48,166
Weyco Group	508,160	13,741
		61,907
Diversified Consumer Services 0.7%		
American Public Education (1)(2)	1,138,400	26,695
Career Education (1)(2)	5,195,700	19,536
National American University Holdings (2)	1,844,600	5,165
		51,396
Hotels, Restaurants & Leisure 0.5%		
Interval Leisure	923,493	16,956
Red Robin Gourmet Burgers (1)	267,300	20,245
		37,201
Household Durables 1.7%		
Cavco Industries (1)(2)	520,500	35,441
CSS Industries (2)	1,010,200	26,609
Dixie Group (1)(2)	1,279,500	10,697
Ethan Allen Interiors	1,159,600	30,625
Meritage (1)	282,200	10,306
Tri Pointe (1)	1,234,103	16,154
		129,832

Leisure Products 0.4%		
Arctic Cat	259,000	5,744
Brunswick	593,000	28,399
		34,143
Media 1.4%		
Cable One (1)	53,600	22,481
New Media Investment (2)	2,457,302	37,990
Saga Communications (2)	731,318	24,579
Scholastic	598,400	23,314
		108,364
Multiline Retail 0.3%		
Fred's	1,690,500	20,032
		20,032
Specialty Retail 2.7%		
Aaron's	1,684,700	60,835
Boot Barn Holdings (1)	380,400	7,011
Francesca's Holdings (1)	1,061,200	12,978
Hibbett Sports (1)	297,500	10,415
Lumber Liquidators (1)	971,300	12,763
Monro Muffler Brake	279,000	18,846
Party City Holdco (1)	768,300	12,270
Pier 1 Imports	4,262,100	29,409
Sportsman's Warehouse Holdings (1)	1,036,400	12,768
Stein Mart	595,285	5,762
Winmark	185,839	19,127
		202,184
Textiles, Apparel & Luxury Goods 1.2%		
Crocs (1)	1,088,500	14,069
Culp (2)	887,457	28,461
J.G. Boswell	23,144	15,159

Steven Madden (1)	950,975	34,825
		92,514
Total Consumer Discretionary		847,166
CONSUMER STAPLES 3.5%		
Beverages 0.5%		
Coca-Cola Bottling	205,299	39,701
		39,701
Food & Staples Retailing 1.0%		
PriceSmart	556,092	43,008
Smart & Final Stores (1)	650,900	10,226
Spartannash	985,500	25,475
		78,709
Food Products 1.2%		
Pinnacle Foods	745,600	31,225
Post Holdings (1)	955,800	56,488
		87,713
Household Products 0.4%		
Energizer Holdings	480,200	18,589
Oil-Dri (2)	565,000	12,938
		31,527
Tobacco 0.4%		
Vector Group	1,185,750	26,810
		26,810
Total Consumer Staples		264,460
ENERGY 3.5%		
Energy Equipment & Services 1.5%		
Atwood Oceanics	836,500	12,389
Bristow Group	368,700	9,645

Canadian Energy Services & Technology (CAD)	2,702,400	12,494
Dril-Quip (1)	101,700	5,921
Global Geophysical, Warrants, 1/2/24 (1)(3)	26,187	76
Gulf Island Fabrication	485,100	5,108
Newpark Resources (1)	1,833,200	9,386
RPC	1,996,700	17,671
SEACOR Holdings (1)	391,000	23,386
Tesco	1,563,700	11,165
TETRA Technologies (1)	1,706,100	10,083
		117,324
Oil, Gas & Consumable Fuels 2.0%		
Clayton Williams Energy (1)	232,931	9,040
Kelt Exploration (CAD) (1)	3,009,900	12,879
Matador Resources (1)	1,865,760	38,696
Panhandle Oil & Gas	740,970	11,974
Parsley Energy (1)	1,710,100	25,771
PDC Energy (1)	570,200	30,226
Synergy Resources (1)	809,800	7,936
WPX Energy (1)	1,689,100	11,182
		147,704
Total Energy		265,028
FINANCIALS 34.3%		
Banks 12.8%		
BankUnited	1,028,500	36,769
BBCN Bancorp	1,487,700	22,345
Blue Hills Bancorp	875,500	12,126
Burke & Herbert	8,221	18,004
Cobiz Financial (2)	2,752,300	35,807
Columbia Banking System	1,687,500	52,667
East West Bancorp	2,374,199	91,217
Farmers & Merchants Bank of Long Beach	3,123	18,872
Glacier Bancorp	2,193,400	57,884

Home Bancshares (2)	3,535,940	143,205
Howard Bancorp (1)(2)	525,561	7,463
Independent Bank	352,000	13,527
Live Oak Bancshares	710,370	13,952
National Bank Holdings, Class A (2)	1,897,600	38,958
Popular	1,743,900	52,718
Preferred Bank (2)	985,254	31,134
Prosperity Bancshares	709,400	34,838
Sandy Spring Bancorp	868,600	22,740
Signature Bank (1)	54,900	7,552
SVB Financial Group (1)	745,800	86,170
Texas Capital Bancshares (1)	954,900	50,056
Western Alliance Bancorp (1)	2,081,754	63,931
Wintrust Financial	1,030,000	55,033
		966,968
Capital Markets 2.4%		
Ares Capital	1,196,900	17,331
Golub Capital	1,147,500	18,337
Hercules Technology Growth	1,872,800	18,934
Houlihan Lokey (1)	338,900	7,388
Janus Capital Group	1,589,000	21,610
JMP, Partnership	988,012	6,136
Main Street Capital	662,700	17,668
Safeguard Scientifics (1)(2)	1,057,300	16,430
TCP Capital	1,006,900	13,654
TPG Specialty Lending	1,155,700	18,988
TriplePoint Venture Growth	347,400	3,523
Waddell & Reed Financial, Class A	679,706	23,633
		183,632
Consumer Finance 0.4%		
Green Dot, Class A (1)	1,548,600	27,255
		27,255

Diversified Financial Services 0.4%		
Compass Diversified Holdings, Partnership	1,588,600	25,608
		25,608
Insurance 4.0%		
Assured Guaranty	1,269,483	31,737
Crawford, Class A	486,200	2,718
Crawford, Class B	186,678	1,047
Employers Holdings	833,600	18,581
National Interstate	971,800	25,928
ProAssurance (2)	2,761,300	135,497
RenaissanceRe Holdings	219,900	23,380
Safety Insurance Group	323,000	17,490
State Auto Financial	1,208,020	27,555
Stewart Information Services	311,400	12,739
		296,672
Real Estate Investment Trusts 11.3%		
Acadia Realty Trust, REIT	1,683,200	50,614
American Assets Trust, REIT	511,100	20,884
American Campus Communities, REIT	961,000	34,827
CatchMark Timber Trust, Class A, REIT	1,622,650	16,681
Cedar Realty Trust, REIT (2)	5,057,600	31,408
Corporate Office Properties Trust, REIT	874,600	18,393
CubeSmart, REIT	762,600	20,750
Douglas Emmett, REIT	635,900	18,263
EastGroup Properties, REIT	475,200	25,746
First Potomac Realty Trust, REIT (2)	3,197,400	35,171
Hannon Armstrong Sustainable Infrastructure Capital	1,456,400	25,079
Hatteras Financial, REIT	1,916,200	29,030
Healthcare Realty Trust, REIT	808,392	20,089
Home Properties of New York, REIT	521,100	38,952
Kilroy Realty, REIT	821,100	53,503
Kite Realty Group Trust, REIT	1,258,400	29,963
LaSalle Hotel Properties, REIT	1,502,027	42,643

HEALTH CARE 6.2%		
Biotechnology 0.2%		
Infinity Pharmaceuticals (1)	540,700	4,569
Momenta Pharmaceuticals (1)	708,900	11,633
Rigel Pharmaceuticals (1)	197,900	489
		16,691
Health Care Equipment & Supplies 3.9%		
Analogic	442,000	36,262
Atrion (2)	172,022	64,501
Halyard Health (1)	1,578,400	44,890
Lantheus Holdings (1)	890,700	3,830
Quidel (1)(2)	1,967,800	37,152
Thoratec (1)	659,906	41,746
Utah Medical Products (2)	246,100	13,257
West Pharmaceutical Services	995,800	53,893
		295,531
Health Care Providers & Services 2.1%		
Capital Senior Living (1)	1,012,400	20,299
Ensign Group	349,603	14,903
Landauer	314,900	11,648
National HealthCare	408,400	24,867
Select Medical Holdings	2,157,900	23,284
Triple-S Management, Class B (1)	840,700	14,973
Universal American (1)	1,370,300	9,373
WellCare Health Plans (1)	388,700	33,498
		152,845
Total Health Care		465,067
INDUSTRIALS & BUSINESS SERVICES 14.4%		
Aerospace & Defense 0.7%		
American Science Engineering	247,300	8,794
Cubic	411,100	17,242

Electrical Equipment 0.0%		
Encore Wire	10,000	327
		327
Industrial Conglomerates 0.6%		
Raven Industries (2)	2,577,154	43,683
Smith Investment (1)(3)	43,100	28
		43,711
Machinery 2.6%		
CIRCOR International	663,700	26,628
ESCO Technologies	933,300	33,505
Hillenbrand	669,300	17,408
John Bean Technologies	820,100	31,369
Lydall (1)	619,900	17,661
Nordson	302,300	19,027
RBC Bearings (1)	432,299	25,821
Sun Hydraulics	969,300	26,627
		198,046
Marine 1.0%		
GasLog Partners, Partnership	120,500	1,944
Kirby (1)	655,300	40,596
Matson	139,000	5,350
Overseas Shipholding, Class A (1)	8,157,100	19,577
Teekay Tankers, Class A	1,055,499	7,283
		74,750
Professional Services 1.0%		
FTI Consulting (1)	1,009,200	41,892
Kforce	54,140	1,423
Navigant Consulting (1)	2,044,922	32,534
		75,849
Road & Rail 2.5%		
Genesee & Wyoming, Class A (1)	1,247,700	73,714

Landstar System	1,196,300	75,929
Patriot Transportation Holding (1)(2)	263,833	6,345
Universal Truckload Services	1,053,225	16,399
YRC Worldwide (1)	942,750	12,501
		184,888
Trading Companies & Distributors 1.3%		
Applied Industrial Technologies	562,600	21,463
Beacon Roofing Supply (1)	1,420,600	46,155
Kaman	651,400	23,353
Univar (1)	353,200	6,411
		97,382
Total Industrials & Business Services		1,083,409
INFORMATION TECHNOLOGY 9.4%		
Communications Equipment 0.9%		
Harmonic (1)	2,922,790	16,952
Ixia (1)	2,065,000	29,922
Shoretel (1)	1,909,300	14,262
Sonus Networks (1)	991,900	5,674
		66,810
Electronic Equipment, Instruments & Components 3.7%		
Badger Meter	665,400	38,633
Belden	1,228,100	57,340
Electro Rent (2)	1,916,820	19,897
Fabrinet (1)	622,800	11,416
Littelfuse	576,400	52,539
Methode Electronics	1,083,300	34,557
Newport (1)	743,900	10,229
Synnex	645,900	54,940
		279,551
Internet Software & Services 0.7%		
Angie's List (1)	2,303,500	11,610

Rightside (1)(2)	1,403,200	10,762
SVMK (f/k/a/ SurveyMonkey), Acquisition Date: 11/25/14 Cost $9,188 (1)(3)(4)	558,530	9,188
Xactly (1)(2)	1,493,300	11,648
XO Group (1)	870,500	12,300
		55,508
IT Services 0.3%		
Blackhawk Network Holdings (1)	527,100	22,344
Startek (1)(2)	804,100	2,718
		25,062
Semiconductor & Semiconductor Equipment 2.9%		
Advanced Energy Industries (1)	951,800	25,032
Brooks Automation	2,113,000	24,743
Cabot Microelectronics (1)	676,400	26,204
Cohu	505,195	4,981
Diodes (1)	213,600	4,565
Entegris (1)	1,447,800	19,096
Intersil Holding, Class A	1,035,900	12,120
Kopin (1)	2,162,100	6,789
MaxLinear, Class A (1)	1,064,450	13,242
Microsemi (1)	655,000	21,497
Synaptics (1)	273,000	22,511
Teradyne	1,061,000	19,109
Veeco (1)	707,100	14,503
		214,392
Software 0.8%		
Callidus Software (1)	1,321,500	22,452
Progress Software (1)	1,115,707	28,819
Tangoe (1)	1,386,300	9,981
		61,252

Technology Hardware, Storage & Peripherals 0.1%		
Intevac (1)	1,086,000	4,995
		4,995
Total Information Technology		707,570
MATERIALS 5.3%		
Chemicals 2.4%		
AgroFresh Solutions (1)	1,288,900	10,234
American Vanguard (2)	1,822,000	21,062
Hawkins (2)	643,800	24,786
Innospec (2)	1,249,258	58,103
KMG Chemicals (2)	1,019,515	19,667
Minerals Technologies	999,500	48,136
		181,988
Containers & Packaging 0.5%		
Myers Industries (2)	2,619,448	35,101
		35,101
Metals & Mining 1.2%		
Carpenter Technology	1,045,600	31,127
Osisko Gold Royalties (CAD)	912,000	9,636
Petra Diamonds (GBP) (1)	7,231,630	9,223
Platinum Group Metals (CAD) (1)	15,476,400	3,479
Reliance Steel & Aluminum	286,700	15,485
Stillwater Mining (1)	1,099,000	11,353
Synalloy	296,675	2,717
Worthington Industries	352,400	9,332
		92,352
Paper & Forest Products 1.2%		
Clearwater Paper (1)	877,200	41,439
Interfor (CAD) (1)	1,852,500	13,076
Schweitzer-Mauduit International	481,000	16,537

Wausau Paper (2)	3,090,810	19,781
		90,833
Total Materials		400,274
TELECOMMUNICATION SERVICES 0.1%		
Diversified Telecommunication Services 0.1%		
Intelsat (1)	1,757,200	11,299
Total Telecommunication Services		11,299
UTILITIES 7.3%		
Electric Utilities 2.9%		
Cleco	482,698	25,699
El Paso Electric	1,733,400	63,824
PNM Resources	2,978,700	83,552
Portland General Electric	1,203,300	44,486
		217,561
Gas Utilities 2.6%		
Chesapeake Utilities	512,980	27,229
ONE Gas	1,426,200	64,650
Piedmont Natural Gas	436,200	17,479
Southwest Gas	992,400	57,877
Washington Gas Light	532,900	30,732
		197,967
Multi-Utilities 1.6%		
Black Hills	681,900	28,190
NorthWestern	1,157,500	62,308
Vectren	709,600	29,810
		120,308
Water Utilities 0.2%		
AquaVenture Holdings, Acquisition Date: 12/22/11 Cost $102 (1)(2)(3)(4)	49,616	246

INFORMATION TECHNOLOGY 0.1%		
Internet Software & Services 0.1%		
CarGurus, Series D, Acquisition Date: 7/7/15 Cost $8,491 (1)(3)(4)	208,909	8,491
Total Information Technology		8,491
UTILITIES 0.1%		
Water Utilities 0.1%		
AquaVenture Holdings, Acquisition Date: 7/16/10 Cost $2,861 (1)(2)(3)(4)	1,250,000	6,185
AquaVenture Holdings, Class A1, Acquisition Date: 10/25/10 Cost $594 (1)(2)(3)(4)	248,079	1,227
AquaVenture Holdings, Class A2, Acquisition Date: 10/25/10 Cost $446 (1)(2)(3)(4)	186,060	920
AquaVenture Holdings, Class A3, Acquisition Date: 10/25/10 Cost $149 (1)(2)(3)(4)	62,020	307
Total Utilities		8,639
Total Convertible Preferred Stocks (Cost $40,412)		58,345
CONVERTIBLE BONDS 0.1%		
Hercules Offshore, VR, 3.375%, 6/1/38 (7)	4,220,000	1,076
Palm Harbor, 3.25%, 5/15/24 (3)(7)	7,718,000	90
Safeguard Scientifics, 5.25%, 5/15/18 (2)	9,338,000	10,505
Total Convertible Bonds (Cost $19,290)		11,671
CORPORATE BONDS 0.0%		
Global Geophysical, EC, 10.50%, 5/1/17 (3)	3,822,000	—
Global Geophysical, EC, 10.50%, 5/1/17 (3)	2,289,000	—
Total Corporate Bonds (Cost $—)		—

BANK LOANS 0.0% (8)		
Western Water, VR, 10.00%, 9/1/17 (3)	2,200,476	–
Total Bank Loans (Cost $1,991)		–
SHORT-TERM INVESTMENTS 3.1%		
Money Market Funds 3.1%		
T. Rowe Price Reserve Investment Fund, 0.10% (2)(9)	231,212,602	231,213
Total Short-Term Investments (Cost $231,213)		231,213
Total Investments in Securities 100.0% of Net Assets (Cost $5,354,789)		$ 7,536,122

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Affiliated Company

(3) Level 3 in fair value hierarchy. See Note 2.

(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $58,288 and represents 0.8% of net assets.

(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

(7) Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.

(8) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(9) Seven-day yield

CAD Canadian Dollar

EC Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.

GBP British Pound

REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

VR Variable Rate; rate shown is effective rate at period-end.

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2015. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 9/30/15	Value 12/31/14
Aaron's	$ —	$ 17,535	$ 181	$ *	$ 129,678
AM Castle	628	11,643	—	—	10,600
American Public Education	17,820	164	—	26,695	*
American Vanguard	—	29	37	21,062	21,366
AquaVenture Holdings Common Stock	—	—	—	246	246
AquaVenture Holdings Conv. Preferred Stock	—	—	—	6,185	6,185
AquaVenture Holdings Class A1	—	—	—	1,227	1,227
AquaVenture Holdings Class A2	—	—	—	920	920
AquaVenture Holdings Class A3	—	—	—	307	307
AquaVenture Holdings Class B	—	—	—	4,720	4,720
Atrion	1,822	18	415	64,501	57,088
Capital Senior Living	—	4,836	—	*	42,970
Career Education	23,981	101	—	19,536	—
Cavco Industries	—	6,113	—	35,441	52,216
Cedar Realty Trust, REIT	23,320	435	378	31,408	*
Clifton Bancorp	4,231	150	312	18,854	*
Cobiz Financial	—	738	347	35,807	36,837
Coca-Cola Bottling	—	8,341	237	*	32,739
Cohu	1,118	19,133	130	*	17,458
Courier	—	4,056	171	—	13,469
CSS Industries	1,592	645	520	26,609	27,010

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Value Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1988. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2015, totaled $8,204,000 for the period ended September 30, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments; however, the seller continues to hold legal title to the loan. As a result, the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, to the extent a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, no loan is reflected in the Portfolio of Investments until paid.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2015, there were no securities on loan.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $5,354,789,000. Net unrealized gain aggregated $2,181,333,000 at period-end, of which $2,654,211,000 related to appreciated investments and $472,878,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015